KIEWIT MUTUAL FUND

                    SUPPLEMENT DATED SEPTEMBER 25, 1997
                         TO THE FUND'S PROSPECTUS
                         DATED FEBRUARY 28, 1997

The following tables include selected data for a K Class Share outstanding from the effective date of the Fund's registration statement under the Securities Act of 1933 (December 6, 1994) or commencement of operations, whichever occurs later, through the end of the Fund's fiscal year on June 30, 1997.* The amounts in these tables are audited and should be read in conjunction with the Fund's audited financial statements, the notes thereto, and the auditor's report thereon, all of which are incorporated by reference into the Fund's Statement of Additional Information.


                                            		                   FOR THE PERIOD
									FOR THE FISCAL   FOR THE FISCAL   DECEMBER 6, 1994+
                                      YEAR ENDED       YEAR ENDED         THROUGH
                                     JUNE 30, 1997   JUNE 30, 1996      JUNE 30, 1995
                                    ---------------------------------------------------
MONEY MARKET PORTFOLIO
NET ASSET VALUE -
   BEGINNING OF PERIOD............       $   1.00         $   1.00            $   1.00
                                         ----------------------------------------------
INVESTMENT OPERATIONS:
 Net investment income............           0.05             0.05                0.03
                                         ----------------------------------------------
DISTRIBUTIONS:
 From net investment income.......          (0.05)           (0.05)              (0.03)
                                         ----------------------------------------------
NET ASSET VALUE - END OF PERIOD...       $   1.00         $   1.00            $   1.00
                                         ==============================================
TOTAL RETURN......................          5.43%            5.61%              3.31%1
RATIOS (TO AVERAGE NET ASSETS)
  /SUPPLEMENTAL DATA:
 Expenses 2.......................          0.20%            0.20%              0.30%3
 Net investment income 2..........          5.31%            5.47%              5.82%3
 Net assets at end of period (000)       $415,285         $389,967            $380,708

                                                                          FOR THE PERIOD
                                      FOR THE FISCAL   FOR THE FISCAL    DECEMBER 6, 1994+
                                        YEAR ENDED       YEAR ENDED           THROUGH
                                       JUNE 30, 1997    JUNE 30, 1996      JUNE 30, 1995
                                      -----------------------------------------------------
SHORT-TERM GOVERNMENT PORTFOLIO++
NET ASSET VALUE -
    BEGINNING OF PERIOD...............        $ 10.00          $ 10.15             $  9.90
	                                         ---------------------------------------------
INVESTMENT OPERATIONS:
 Net investment income................           0.60             0.60                0.35
 Net realized and unrealized
   gain (loss) on investments.........           0.05            (0.15)               0.25
                                             ---------------------------------------------
   Total from investment operations...           0.65             0.45                0.60
                                             ---------------------------------------------
DISTRIBUTIONS:
 From net investment income...........          (0.60)           (0.60)              (0.35)
                                             ---------------------------------------------

NET ASSET VALUE - END OF PERIOD.......        $ 10.05          $ 10.00             $ 10.15
                                             =============================================

TOTAL RETURN..........................          6.51%            4.66%              6.18%1
RATIOS (TO AVERAGE NET ASSETS)
   /SUPPLEMENTAL DATA:
 Expenses 2...........................          0.30%            0.30%              0.40%3
 Net investment income 2..............          5.76%            6.06%              6.17%3
 Portfolio turnover...................             -*           57.52%             69.57%3
 Net assets at end of period (000)....        $129,494        $183,316            $132,828

<FOOTNOTE>
+  Effective date of the Fund's registration statement.
++ The above per share data, for the Short-Term Government
   Portfolio,  has been restated to reflect a 1 for 5 reverse stock split which occurred on September 25, 1997.
1  The total return for  the period has not been annualized.
2  The  annualized  expense ratio for the Money Market  Portfolio, had  there been no fees waived by the Manager, would have  been
   0.27%,  0.27%  and 0.30% for the fiscal years  ended  June  30,
   1997,   1996,  and  for  the  period  ended  June   30,   1995,
   respectively.  The annualized net investment income  ratio  for the  Money  Market Portfolio, had there been no fees waived  by the  Manager,  would have been 5.24%, 5.40% and 5.82%  for  the fiscal  years  ended  June 30, 1997, 1996 and  for  the  period ended  June  30,  1995,  respectively. The  annualized  expense ratio  for the Short-Term Government Portfolio, had there  been no  fees  waived by the Manager, would have been  0.44%,  0.43%
   and  0.46% for the fiscal years ended June 30, 1997, 1996,  and
   for   the  period  ended  June  30,  1995,  respectively.   The
   annualized  net  investment income  ratio  for  the  Short-Term
   Government  Portfolio, had there been no  fees  waived  by  the
   Manager, would have been 5.62%, 5.93% and 6.11% for the  fiscal years  ended June 30, 1997, 1996 and for the period ended  June
   30,  1995, respectively.  The expense and net investment income ratios  for  the  fiscal  year ending  June  30,  1997  include expenses allocated from the Series.
3  Annualized.
*  See Kiewit Investment Trust's Note 3 to the Financial
   Statements for portfolio turnover.
</FOOTNOTE>

                                                                          FOR THE PERIOD
                                      FOR THE FISCAL   FOR THE FISCAL    DECEMBER 6, 1994+
                                       YEAR ENDED        YEAR ENDED           THROUGH
                                       JUNE 30, 1997   JUNE 30, 1996       JUNE 30, 1995
									   ---------------------------------------------------
INTERMEDIATE - TERM BOND PORTFOLIO++
NET ASSET VALUE -
   BEGINNING OF PERIOD...............       $  10.05         $  10.25          $     9.80
                                       ---------------------------------------------------
INVESTMENT OPERATIONS:
 Net investment income...............           0.65             0.65                0.40
 Net realized and unrealized gain
    (loss) on investments............           0.10            (0.20)               0.45
	                                   ---------------------------------------------------
   Total from investment operations..           0.75             0.45                0.85
                                       ---------------------------------------------------
DISTRIBUTIONS:
 From net investment income..........          (0.65)           (0.65)              (0.40)
                                       ---------------------------------------------------
NET ASSET VALUE - END OF PERIOD......       $  10.15         $  10.05          $    10.25
                                       ===================================================
TOTAL RETURN.........................          7.51%            4.48%              8.63%1
RATIOS (TO AVERAGE NET ASSETS)
   /SUPPLEMENTAL DATA:
 Expenses 4..........................          0.50%            0.50%              0.50%3
 Net investment income 4.............          6.27%            6.37%              6.72%3
 Portfolio turnover..................             -*           86.06%            121.36%3
 Net assets at end of period (000           $108,314         $122,952          $  105,020


                                                                          FOR THE PERIOD
                                      FOR THE FISCAL    FOR THE FISCAL   DECEMBER 6, 1994+
                                        YEAR ENDED        YEAR ENDED         THROUGH
                                      JUNE 30, 1997      JUNE 30, 1996     JUNE 30, 1995
									 -----------------------------------------------------
TAX-EXEMPT PORTFOLIO++
NET ASSET VALUE -
  BEGINNING OF PERIOD.............           $  10.10        $  10.10            $   9.80
                                      ----------------------------------------------------
INVESTMENT OPERATIONS:
 Net investment income............               0.45            0.45                0.25
 Net realized and unrealized gain
      (loss) on investments.......               0.16               -                0.30
	                                  ----------------------------------------------------
   Total from investment
     operations...................               0.61            0.45                0.55
	                                  ----------------------------------------------------
DISTRIBUTIONS:
 From net investment income.......              (0.45)          (0.45)              (0.25)
 From net realized capital gain...              (0.01)              -                   -
                                      ----------------------------------------------------
   Total distributions............              (0.46)          (0.45)              (0.25)
                                      ----------------------------------------------------
NET ASSET VALUE - END OF PERIOD...           $  10.25        $  10.10            $  10.10
                                      ====================================================
TOTAL RETURN......................              6.15%           4.55%              5.73%1
RATIOS (TO AVERAGE NET ASSETS)
   /SUPPLEMENTAL DATA:
 Expenses 4.......................              0.50%           0.50%              0.50%3
 Net investment income 4..........              4.31%           4.47%              4.50%3
 Portfolio turnover...............                 -*         100.61%             92.53%3
 Net assets at end of period (000)           $137,903        $142,185            $135,518

<FOOTNOTE>
+  Effective date of the Fund's registration statement.
++ The above per share data, for the  Intermediate-Term Bond
   Portfolio and Tax-Exempt Portfolio, has been restated to
   reflect a 1 for 5 reverse stock split which occurred on
   September 25, 1997.
1  The total return for the period has not been annualized.
3  Annualized.
4  The  annualized  expense  ratio for the Intermediate-Term  Bond
   Portfolio, had there been no fees waived by the Manager,  would have  been  0.58%, 0.57% and 0.63% for the fiscal  years  ended
   June  30,  1997, 1996, and for the period ended June 30,  1995, respectively.  The annualized net investment income  ratio  for the  Intermediate-Term Bond Portfolio, had there been  no  fees waived  by the Manager, would have been 6.19%, 6.30% and  6.59%
   for  the  fiscal years ended June 30, 1997, 1996  and  for  the
   period  ended  June  30,  1995, respectively.   The  annualized
   expense  ratio for the Tax-Exempt Portfolio, had there been  no fees  waived by the Manager, would have been 0.55%,  0.54%  and
   0.53%  for the fiscal years ended June 30, 1997, 1996, and  for the  period  ended June 30, 1995, respectively. The  annualized net  investment income ratio for the Tax-Exempt Portfolio,  had there  been  no  fees waived by the Manager,  would  have  been
   4.26%,  4.43%  and 4.47% for the fiscal years  ended  June  30,
   1997,   1996   and  for  the  period  ended  June   30,   1995,
   respectively.   The  expense and net investment  income  ratios
   for  the  fiscal  year  ending June 30, 1997  include  expenses allocated from the Series.
*  See Kiewit Investment Trust's Note 3 to the Financial
   Statements for portfolio turnover.
</FOOTNOTE>

                                                                          FOR THE PERIOD
                                      FOR THE FISCAL   FOR THE FISCAL    JANUARY 5, 1995+
                                        YEAR ENDED       YEAR ENDED          THROUGH
                                      JUNE 30, 1997    JUNE 30, 1996      JUNE 30, 1995
                                      ---------------------------------------------------
EQUITY PORTFOLIO
NET ASSET VALUE -
 BEGINNING OF PERIOD................        $ 16.58          $ 14.04           $  12.50
                                       --------------------------------------------------
INVESTMENT OPERATIONS:
 Net investment income..............           0.13             0.13               0.11
 Net realized and unrealized gain
  (loss) on investments.............           4.09             2.56               1.43
                                       --------------------------------------------------
   Total from investment operations.           4.22             2.69               1.54
DISTRIBUTIONS:
 From net investment income.........          (0.15)           (0.15)                 -
 From net realized capital gain.....          (0.09)               -                  -
                                       --------------------------------------------------
   Total distributions..............          (0.24)           (0.15)                 -
                                       --------------------------------------------------
NET ASSET VALUE - END OF PERIOD.....        $ 20.56          $ 16.58          $   14.04
TOTAL RETURN........................         25.67%           19.24%            12.32%1
RATIOS (TO AVERAGE NET ASSETS)
   /SUPPLEMENTAL DATA:
 Expenses 6.........................          0.80%            0.80%             0.80%3
 Net investment income 6............          0.80%            1.34%             3.06%3
 Portfolio turnover.................             -*           16.95%             0.00%3
 Average commission rate paid.......             -*          $0.0637                  -
 Net assets at end of period (000)..        $88,763          $66,137          $  20,865

<FOOTNOTE>
+ Commencement of Operations.
1 The  total return for the period has not been annualized.
3 Annualized.
6 For  the  period  from January 5, 1995 through June  30,  1997,
  Kiewit  Investment Management Corp. (the "Manager")  agreed  to waive  all or a portion of its fee in an amount that will limit annual  operating  expenses  to not  more  than  0.80%  of  the
  average  daily  net  assets of the Portfolio.   The  annualized
  expense  ratio, had there been no fees waived by  the  Manager, would  have  been 0.94%, 1.05% and 2.56% for the  fiscal  years ended  June 30, 1997, 1996, and for the period ended  June  30,
  1995,  respectively. The annualized net investment income ratio for  the Equity Portfolio, had there been no fees waived by the
  Manager, would have been 0.66%, 1.09% and 1.30% for the  fiscal years  ended June 30, 1997, 1996 and for the period ended  June
  30,  1995, respectively. The expense and net investment  income ratios  for  the  fiscal  year ending  June  30,  1997  include expenses allocated from the Series.
* See   Kiewit  Investment  Trust's  Note  3  to  the   Financial
  Statements for portfolio turnover  and average commission  rate paid.
</FOOTNOTE>